Shareholder Fees	Dec. 02, 2025 USD ($)
PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund | PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other